                               RYDEX SERIES TRUST

                        INSTITUTIONAL MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1998

--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                       FACE AMOUNT      (NOTE 1)
                                                       -----------   -----------
REPURCHASE AGREEMENTS 100.00%
Repurchase Agreements Collateralized by U.S. Treasury
  Obligations (Note 2)
  5.87% due 4/01/98                                    $28,101,929   $28,101,929
  5.875% due 4/01/98                                    28,101,929    28,101,929
  5.89% due 4/01/98                                     21,076,447    21,076,447
  5.90% due 4/01/98                                     40,719,698    40,719,698
                                                                     -----------
    Total Repurchase Agreements (Cost $118,000,003)                  118,000,003
                                                                     -----------
          Total Investments 100% (Cost $118,000,003)                 $118,000,003
                                                                     -----------
                                                                     -----------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                        INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                                  March 31, 1998

--------------------------------------------------------------------------------

ASSETS
  Repurchase Agreements (Notes 1 and 2)  $118,000,003
  Investment Income Receivable                 19,290
  Cash in Custodian Bank                       58,206
  Receivable for Shares Purchased           3,556,198
  Unamortized Organization Costs (Note
    1)                                         40,618
                                         ------------
    Total Assets                          121,674,315
                                         ------------
LIABILITIES
  12b-1 Distribution Fee Payable               24,124
  Payable for Shares Redeemed              52,028,196
  Dividends Payable                             6,596
  Investment Advisory Fee Payable              47,203
  Transfer Agent Fee Payable                   17,167
  Other Liabilities                            71,527
                                         ------------
    Total Liabilities                      52,194,813
                                         ------------
NET ASSETS                               $ 69,479,502
                                         ------------
                                         ------------
Shares Outstanding                         69,487,392
                                         ------------
                                         ------------
Net Asset Value Per Share                       $1.00
                                         ------------
                                         ------------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                        INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                       Year Ended March 31, 1998

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                               $4,815,542
                                         ----------
    Total Income                          4,815,542
                                         ----------
EXPENSES
  12b-1 Distribution Fees (Note 3)          219,374
  Advisory Fees (Note 3)                    482,629
  Transfer Agent Fees (Note 3)              176,489
  Audit and Outside Services                  7,926
  Accounting Fees (Note 3)                   47,113
  Legal                                      27,776
  Organizational Expenses (Note 1)           12,092
  Registration Fees                          14,749
  Custodian Fees                              9,772
  Miscellaneous                             134,065
                                         ----------
    Total Expenses                        1,131,985
    Custodian Fees Paid Indirectly
      (Note 4)                                2,380
                                         ----------
    Net Expenses                          1,129,605
                                         ----------
Net Investment Income                     3,685,937
                                         ----------
REALIZED LOSS ON INVESTMENTS
Net Realized Loss on:
  Investment Securities                      (5,883)
                                         ----------
Net Increase in Net Assets from
  Operations                             $3,680,054
                                         ----------
                                         ----------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                        INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              YEAR ENDED       PERIOD ENDED
                                          MARCH 31, 1998    MARCH 31, 1997*
                                         ---------------   ----------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income                    $   3,685,937     $  1,333,387
  Net Realized Gain (Loss) on
    Investments                                   (5,883)             503
                                         ---------------   ----------------
  Net Increase in Net Assets from
    Operations                                 3,680,054        1,333,890
                                         ---------------   ----------------
Distributions to Shareholders
  From Net Investment Income (Note 1)         (3,690,407)      (1,330,924)
  From Realized Gain on Investments                   --             (503)
Net Increase (Decrease) in Net Assets
    Resulting from Shares Transactions
    (Note 5)                                 (40,826,088)     110,313,480
                                         ---------------   ----------------
  Net Increase (Decrease) in Net Assets      (40,836,441)     110,315,943
                                         ---------------   ----------------
NET ASSETS--Beginning of Period              110,315,943               --
                                         ---------------   ----------------
NET ASSETS--End of Period                  $  69,479,502     $110,315,943
                                         ---------------   ----------------
                                         ---------------   ----------------

* COMMENCEMENT OF OPERATIONS: JULY 11, 1996

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                        INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              YEAR ENDED       PERIOD ENDED
                                          MARCH 31, 1998    MARCH 31, 1997*
                                         ---------------   ----------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD         $  1.00           $   1.00
                                         ---------------   ----------------
  Net Investment Income                          .04                .03
                                         ---------------   ----------------
  Net Increase in Net Asset Value
    Resulting from Operations                    .04                .03
  Dividends to Shareholders from Net
    Investment Income                           (.04)              (.03)
                                         ---------------   ----------------
  Net Increase in Net Asset Value                .00                .00
                                         ---------------   ----------------
NET ASSET VALUE--END OF PERIOD               $  1.00           $   1.00
                                         ---------------   ----------------
                                         ---------------   ----------------
    Total Investment Return                    4.29%              4.17%**
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                               1.24%              1.15%**
  Net Expenses                                 1.24%              1.15%**
  Net Investment Income                        4.05%              3.50%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                      0%                 0%
  Net Assets, End of Period (000's
    omitted)                                 $69,480           $110,316

    + THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.
    *  COMMENCEMENT OF OPERATIONS: JULY 11, 1996
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

SEE NOTES TO FINANCIAL STATEMENTS.

                               RYDEX SERIES TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1.  SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company of 1940 as a non-diversified, open-ended investment company. The Trust consists of nine separate series, the Nova Fund, the Ursa Fund, the U.S. Government Money Market Fund, the Over-the-Counter Fund, the Precious Metals Fund, the U.S. Government Bond Fund, the Juno Fund, the High Yield Fund and the Institutional Money Market Fund. These statements relate to the Institutional Money Market Fund (the "Fund"). The following significant accounting policies are in conformity with generally accepted accounting principles and are consistently followed by the Trust.

During 1997, the Trust changed its fiscal year end from June 30 to March 31. Accordingly, statements for the period ended March 31, 1997 reflect nine months of activity. Effective April 1, 1998, the Institutional Money Market portfolio ceased operations.

    A. Short-term securities are valued at amortized cost, which approximates market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees of the Trust.

    B. Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

    C. Net investment income and short-term capital gains (if any) are computed, and dividends are declared, daily. Dividends are reinvested in additional shares unless shareholders request payment in cash.

    D. The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

    E. Costs incurred by the Fund in connection with its organization and registration have been deferred and are being amortized on the straight-line method over a five year period beginning on the date on which the Fund commenced its investment activities.

    F. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in repurchase agreements collateralized by U.S. Treasury obligations. As of March 31,1998 the repurchase agreements with Fuji Securities, Inc., Paine Webber, Inc., Smith Barney, and Prudential Securities, Inc., in the joint account and the collateral therefore was as follows:

          SECURITY TYPE                 RANGE OF RATES         PAR VALUE      MARKET VALUE
----------------------------------  ------------------  ----------------  ----------------
United States Treasury Notes           5.25%-8.875%     $    304,468,000  $    311,647,808
United States Treasury Bonds          6.375%-8.125%     $     96,310,000  $    118,594,270

3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Fund pays PADCO Advisors, Inc., an affiliated entity, investment advisory fees calculated at an annual percentage rate of fifty-five one hundreths of one percent (0.55%) of the average daily net assets of the Fund.

PADCO Service Company, Inc., an affiliate of the investment advisor, provides transfer agent services to the Fund at an annual rate of two-tenths of one percent (0.20%) of the average daily net assets of the Fund.

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor, PADCO Financial Services, Inc., an affiliated entity, up to a maximum of 0.25% per annum of the Fund's average daily net assets for expenses incurred by the Distributor relating to distribution and promotion of the Fund's shares. Such expenses include, but are not limited to, printing of certain reports used for sales purposes, preparation and printing of sales literature, and related expenses, including any maintenance, distribution, or service fees paid to securities dealers or brokers, administrators, investment advisors or other institutions or persons who have executed a distribution or service agreement.

The Fund paid PADCO Service Company, Inc. $47,113 in accounting fees for the year ended March 31, 1998.

4.  ACCOUNTING FOR EXPENSES

The Fund entered into an arrangement with its custodian whereby interest earned on uninvested balances was used to offset a portion of the Fund's expenses.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5.  SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares.

Transactions in SHARES for the year ended March 31,1998 were:

         Shares Purchased                                             3,388,469,075
         Dividend Reinvestment                                            3,502,676
                                                                     --------------
         Total Purchased                                              3,391,971,751
         Shares Redeemed                                             (3,432,797,839)
                                                                     --------------
         Net Shares Redeemed                                            (40,826,088)
                                                                     --------------
                                                                     --------------

Transactions in DOLLARS for the year ended March 31, 1998 were:

         Shares Purchased                                            $3,388,469,075
         Dividend Reinvestment                                            3,502,676
                                                                     --------------
         Total Purchased                                              3,391,971,751
         Shares Redeemed                                             (3,432,797,839)
                                                                     --------------
         Net Shares Redeemed                                         $  (40,826,088)
                                                                     --------------
                                                                     --------------

Transactions in SHARES for the period ended March 31,1997 were:

         Shares Purchased                                             1,748,417,852
         Dividend Reinvestment                                            1,179,631
                                                                     --------------
         Total Purchased                                              1,749,597,483
         Shares Redeemed                                             (1,639,284,003)
                                                                     --------------
         Net Shares Purchased                                           110,313,480
                                                                     --------------
                                                                     --------------

Transactions in DOLLARS for the period ended March 31, 1997 were:

         Shares Purchased                                            $1,748,417,852
         Dividend Reinvestment                                            1,179,631
                                                                     --------------
         Total Purchased                                              1,749,597,483
         Shares Redeemed                                             (1,639,284,003)
                                                                     --------------
         Net Shares Purchased                                        $  110,313,480
                                                                     --------------
                                                                     --------------

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6.  NET ASSETS

At March 31, 1998, net assets consisted of:

         Paid-In-Capital                                                $69,487,392
         Distribution in Excess of Net Investment Income                     (2,007)
         Accumulated Net Realized Loss on Investments                        (5,883)
                                                                        -----------
         Net Assets                                                     $69,479,502
                                                                        -----------
                                                                        -----------

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees,
Rydex Series Trust:

    We have audited the statement of assets and liabilities, including the schedule of investments, of the Institutional Money Market Fund (one of the nine Funds) of Rydex Series Trust (the "Trust") as of March 31, 1998, the related statements of operations, changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position as of March 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the periods presented in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Princeton, New Jersey
May 22, 1998